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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-08413

Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 210-3200

Date of fiscal year end: Registrant is making a quarterly filing for four of its series, Evergreen Asset Allocation Fund, Evergreen Envision Growth Fund, Evergreen Envision Growth & Income Fund and Evergreen Envision Income Fund, for the quarter ended March 31, 2007. These four series have a December 31 fiscal year end.

Date of reporting period: March 31, 2007

Item 1 – Schedule of Investments

EVERGREEN ENVISION GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 99.8%
INTERNATIONAL EQUITY 9.7%
Evergreen International Equity Fund, Class I ø	100,563	$1,107,203

INTERNATIONAL FIXED INCOME 5.4%
Evergreen International Bond Fund, Class I ø	56,639	608,299

U.S. EQUITY 45.2%
Evergreen Disciplined Small-Mid Value Fund, Class I ø	148,640	1,762,868
Evergreen Disciplined Value Fund, Class I ø	154,279	2,783,198
Evergreen Strategic Growth Fund, Class I ø	19,312	584,178

		5,130,244

U.S. FIXED INCOME 39.5%
Evergreen Core Bond Fund, Class I ø	164,022	1,715,671
Evergreen High Yield Bond Fund, Class I ø	380,404	1,285,767
Evergreen Ultra Short Opportunities Fund, Class I ø	151,411	1,482,311

		4,483,749

Total Investments (cost $10,944,383) 99.8%		11,329,495
Other Assets and Liabilities 0.2%		21,828

Net Assets 100.0%		$11,351,323

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $10,939,730. The gross unrealized appreciation and depreciation on securities based on tax cost was $389,765 and $0, respectively, with a net unrealized appreciation of $389,765.

1

EVERGREEN ENVISION GROWTH FUND SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 98.7%
INTERNATIONAL EQUITY 19.1%
Evergreen International Equity Fund, Class I ø	200,832	$2,211,156
U.S. EQUITY 60.7%
Evergreen Disciplined Small-Mid Value Fund, Class I ø	148,410	1,760,145
Evergreen Disciplined Value Fund, Class I ø	95,927	1,730,522
Evergreen Small-Mid Growth Fund, Class I ø	136,854	1,794,152
Evergreen Strategic Growth Fund, Class I ø	57,843	1,749,753
		7,034,572
U.S. FIXED INCOME 18.9%
Evergreen Core Bond Fund, Class I ø	110,169	1,152,365
Evergreen Ultra Short Opportunities Fund, Class I ø	105,672	1,034,529
		2,186,894
Total Investments (cost $10,852,294) 98.7%		11,432,622
Other Assets and Liabilities 1.3%		148,966
Net Assets 100.0%		$11,581,588
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $10,852,661. The gross unrealized appreciation and depreciation on securities based on tax cost was $579,961 and $0, respectively, with a net unrealized appreciation of $579,961.

1

EVERGREEN ENVISION INCOME FUND SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 99.8%
INTERNATIONAL EQUITY 5.1%
Evergreen International Equity Fund, Class I ø	15,112	$166,379

INTERNATIONAL FIXED INCOME 6.9%
Evergreen International Bond Fund, Class I ø	21,090	226,509

U.S. EQUITY 15.1%
Evergreen Disciplined Value Fund, Class I ø	27,364	493,647

U.S. FIXED INCOME 72.7%
Evergreen Core Bond Fund, Class I ø	102,129	1,068,269
Evergreen High Yield Bond Fund, Class I ø	130,596	441,414
Evergreen Ultra Short Opportunities Fund, Class I ø	88,575	867,147

		2,376,830

Total Investments (cost $3,204,470) 99.8%		3,263,365
Other Assets and Liabilities 0.2%		8,042

Net Assets 100.0%		$3,271,407

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $3,203,782. The gross unrealized appreciation and depreciation on securities based on tax cost was $59,583 and $0, respectively, with a net unrealized appreciation of $59,583.

1

EVERGREEN ASSET ALLOCATION TRUST SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 99.7%
ASSET ALLOCATION 8.1%
GMO Alpha Only Fund, Class IV	82,431,651	$861,410,752

INTERNATIONAL EQUITY 27.3%
GMO Emerging Markets Fund, Class VI	22,933,282	491,001,571
GMO Emerging Markets Quality Fund, Class VI	34,631,662	409,692,556
GMO International Core Equity Fund, Class VI	6,110,573	247,539,318
GMO International Growth Equity Fund, Class IV	27,400,299	881,193,607
GMO International Intrinsic Value Fund, Class IV	24,207,660	874,380,685

		2,903,807,737

INTERNATIONAL FIXED INCOME 1.3%
GMO Emerging Country Debt Fund, Class IV	4,903,255	53,298,383
GMO International Bond Fund, Class III	8,382,734	81,480,174

		134,778,557

U.S. EQUITY 25.2%
GMO U.S. Core Equity Fund, Class VI	116,329,714	1,728,659,546
GMO U.S. Quality Equity Fund, Class VI	43,098,180	944,712,097

		2,673,371,643

U.S. FIXED INCOME 37.8%
GMO Core Plus Bond Fund, Class IV	57,611,168	602,036,703
GMO Domestic Bond Fund, Class VI	31,273,801	307,108,725
GMO Inflation Indexed Plus Bond Fund, Class VI	24,157,768	612,882,575
GMO Short-Duration Investment Fund, Class III	992	8,910
GMO Strategic Fixed Income Fund, Class VI	99,207,391	2,501,018,328

		4,023,055,241

Total Mutual Fund Shares (cost $9,646,097,552)		10,596,423,930

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.3%
TIME DEPOSIT 0.3%
State Street Bank Euro Time Deposit, 4.25%, 04/02/2007 (cost $35,867,374)	$35,867,374	35,867,374

Total Investments (cost $9,681,964,926) 100.0%		10,632,291,304
Other Assets and Liabilities 0.0%		(10,538)

Net Assets 100.0%		$10,632,280,766

On March 31, 2007, the aggregate cost of investments for federal income tax purposes was $9,682,832,751. The gross unrealized appreciation and depreciation on investments based on tax cost was $961,074,318 and $11,615,765, respectively, with a net unrealized appreciation of $949,458,553.

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Item 2 - Controls and Procedures

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________________
         Dennis H. Ferro,
         Principal Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: _______________________________
         Dennis H. Ferro,
         Principal Executive Officer

Date: May 29, 2007

By: _______________________________
         Jeremy DePalma
         Principal Financial Officer

Date: May 29, 2007

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Jeremy DePalma, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Equity Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedule(s) of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

	(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

	(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

	(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

	(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 29, 2007

____________________________________ Jeremy DePalma Principal Financial Officer Evergreen Equity Trust

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Dennis H. Ferro, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Equity Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

	(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

	(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

	(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

	(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:  May 29, 2007

____________________________________ Dennis H. Ferro Principal Executive Officer Evergreen Equity Trust